UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

CATALYST FUNDS

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road	Willow Grove, PA 19090-1904
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end:   06/30/2010

Date of reporting period: 03/31/2010

Item 1.

Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

COMMON STOCK - (94.52%)	Shares	Value

Advertising - (4.98%)
China MediaExpress Holdings, Inc. *	179,483	$ 2,475,071

Airlines - (5.18%)
Pinnacle Airlines Corp. *	346,522	2,574,658

Commercial Services - (4.29%)
Deluxe Corp.	67,208	1,305,179
Jackson Hewitt Tax Service, Inc. *	123,222	246,444
Net 1 UEPS Technologies, Inc. *	31,697	582,908
		2,134,531

Entertainment - (0.39%)
EDCI Holdings, Inc. *	57,406	194,606

Food - (3.12%)
Chiquita Brands International, Inc. *	43,300	681,109
HQ Sustainable Maritime Industries, Inc. *	145,214	871,284
		1,552,393

Healthcare Products & Services - (0.20%)
RadNet, Inc. *	32,000	101,760

Holding Companies - Diversified - (0.53%)
KHD Humboldt Wedag International AG	35,750	263,148

Internet - (9.61%)
Cinedigm Digital Cinema Corp. *	64,000	103,680
CryptoLogic Ltd.	377,565	1,438,523
Earthlink, Inc.	48,700	415,898
Gravity Co. Ltd. - ADR *	575,941	1,048,213
j2 Global Communications, Inc. *	75,689	1,771,123
		4,777,437

Iron & Steel - (3.31%)
Terra Nova Royalty Corp. *	125,000	1,643,750
COMMON STOCK - (94.52%) (continued)	Shares	Value

Machinery - Diversified - (0.63%)
Chart Industries, Inc. *	15,690	$ 313,800

Miscellaneous Manufacturing - (6.37%)
Brink's Co.	74,885	2,114,003
Deswell Industries, Inc.	27,037	113,555
Movado Group, Inc. *	83,267	939,252
		3,166,810

Oil & Gas - (9.52%)
Cano Petroleum, Inc. *	1,235,901	1,446,004
Harvest Natural Resources, Inc. *	425,687	3,205,423
Mitcham Industries, Inc. *	11,692	84,533
		4,735,960

Pharmaceuticals - (3.04%)
BioScrip, Inc. *	112,500	897,750
Catalyst Health Solutions, Inc. *	10,000	413,800
China Sky One Medical, Inc. *	12,848	201,842
		1,513,392

Real Estate Investment Trusts - (8.00%)
Maguire Properties, Inc. *	1,291,177	3,976,825

Retail - (1.37%)
Syms Corp. *	68,605	683,306

Software - (11.07%)
DivX, Inc. *	214,958	1,539,099
Ebix, Inc. *	183,840	2,935,925
Noah Education Holdings Ltd. - ADR *	78,321	408,836
Versant Corp. *	41,138	620,361
		5,504,221

Telecommunications - (10.54%)
Globecomm Systems, Inc. *	10,355	79,630
IDT Corp. *	464,654	3,010,958
USA Mobility, Inc.	169,758	2,150,834
		5,241,422
COMMON STOCK - (94.52%) (continued)	Shares	Value

Textiles - (6.21%)
Hallwood Group, Inc. *	75,745	$ 3,085,851

Transportation - (6.16%)
Global Ship Lease, Inc. *	1,244,420	3,061,273

TOTAL COMMON STOCK (Cost $40,997,417)		47,000,214

PREFERRED STOCK - (3.29%)

Savings & Loans - (3.29%)
Washington Mutual Capital Trust 2001 **	1,289,192	1,418,111
Washington Mutual, Inc. Series R **	5,100	216,750
		1,634,861

TOTAL PREFERRED STOCK (Cost $2,278,058)		1,634,861

SHORT-TERM INVESTMENTS - (3.66%)
Fidelity Institutional Money Market Fund Class I, 0.25% ***	1,819,776	1,819,776
TOTAL SHORT-TERM INVESTMENTS - (Cost $1,819,776)		1,819,776

TOTAL INVESTMENTS (Cost $45,095,251) - 101.47%		$ 50,454,851

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.47%)		(733,115)

NET ASSETS - 100.00%		$ 49,721,736

* Non-income producing security.
** Represents issuer in default on preferred dividend payments; non-income producing security.
*** Rate shown represents the rate at March 31, 2010, is subject to change and resets daily.
ADR American Depositary Receipt.
PFIC Passive Foreign Investment Company.

As of March 31, 2010, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer	Percentage

Britain	6.16%
Canada	3.30%
China	1.23%
Germany	0.53%
Hong Kong	5.21%
Ireland	2.89%
South Africa	1.17%
South Korea	2.11%
United States	75.21%
Total Equity Holdings	97.81%
	Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2010.

The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

COMMON STOCK - (1.23%)	Shares	Value

Diversified Financial Services - (1.23%)
CIT Group, Inc. *	19,602	$ 763,694

TOTAL COMMON STOCK (Cost $556,670)		763,694

CONVERTIBLE CORPORATE BONDS - (19.21%)	Principal	Value

Commercial Services - (2.93%)
Live Nation Entertainment, Inc., 2.875%, 07/15/2027	$ 2,072,000	$ 1,818,180

Electrical Components & Equipment - (7.29%)
Energy Conversion Devices, Inc., 3.00%, 06/15/2013	4,255,000	2,733,837
JA Solar Holdings Co. Ltd., 4.50%, 05/15/2013	2,152,000	1,791,540
		4,525,377
Healthcare - Products & Services - (3.80%)
Affymetrix, Inc., 3.50%, 01/15/2038	2,628,000	2,358,630

Telecommunications - (5.19%)
ADC Telecommunications, Inc., 0.83075%, 06/15/2013 **	1,862,000	1,592,010
NII Holdings, Inc., 3.125%, 06/15/2012	1,728,000	1,630,800
		3,222,810

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $10,989,596)		11,924,997

CORPORATE BONDS - (75.94%)

Commercial Services - (1.95%)
H&E Equipment Services, Inc., 8.375%, 07/15/2016	1,253,000	1,212,277

Diversified Finanicial Services - (13.46%)
CIT Group, Inc., 7.00%, 05/01/2017	2,778,071	2,562,770
GMAC Inc., 8.00%, 11/01/2031	3,053,000	2,902,927
International Lease Finance Corp., 5.625%, 09/20/2013	3,067,000	2,893,018
		8,358,715
Electronics - (3.64%)
Stoneridge, Inc., 11.50%, 05/01/2012	2,235,000	2,257,350

Entertainment - (4.15%)
American Casino & Entertainment Properties, LLC, 11.00%, 06/15/2014	2,749,000	2,577,187

Holding Companies - Diversified - (3.24%)
Capmark Financial Group, Inc., 5.875%, 05/10/2012 ***	6,503,000	2,013,732

Home Builders - (4.05%)
K Hovnanian Enterprises, Inc., 10.625%, 10/15/2016	2,363,000	2,516,595

Leisure Time - (2.31%)
Royal Caribbean Cruises Ltd., 7.00%, 06/15/2013	1,416,000	1,433,700

Lodging - (9.63%)
Harrah's Operating Co., Inc., 11.25%, 06/01/2017	2,496,000	2,689,440
MGM Mirage, 6.625%, 07/15/2015	241,000	199,428
MGM Mirage, 7.625%, 01/15/2017	3,708,000	3,086,910
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 ***	1,072,000	5,360
		5,981,138
CORPORATE BONDS - (75.94%) (continued)	Principal	Value

Miscellaneous Manufacturing - (4.13%)
American Railcar Industries, Inc., 7.50%, 03/01/2014	$ 2,687,000	$ 2,566,085

Oil & Gas - (8.31%)
Allis-Chalmers Energy, Inc., 9.00%, 01/15/2014	1,736,000	1,666,560
Brigham Exploration Co., 9.625%, 05/01/2014	1,676,000	1,709,520
Callon Petroleum Co., 13.00%, 09/15/2016	23,250	18,193
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	1,819,000	1,764,430
		5,158,703
Semiconductors - (2.76%)
Amkor Technology, Inc., 9.25%, 06/01/2016	1,624,000	1,713,320

Telecommunications - (16.81%)
Cricket Communications, Inc., 9.375%, 11/01/2014	2,540,000	2,584,450
Level 3 Financing, Inc., 9.25%, 11/01/2014	2,805,000	2,734,875
MetroPCS Wireless, Inc., 9.25%, 11/01/2014	2,521,000	2,577,723
Sprint Capital Corp., 8.75%, 03/15/2032	2,743,000	2,544,133
		10,441,181
Transportation - (1.50%)
PHI, Inc., 7.125%, 04/15/2013	960,000	932,400

TOTAL CORPORATE BONDS (Cost $45,029,828)		47,162,383

SHORT-TERM INVESTMENTS - (6.79%)	Shares	Value

Fidelity Institutional Money Market Fund Class I, 0.25% ****	4,216,830	$ 4,216,830
TOTAL SHORT-TERM INVESTMENTS - (Cost $4,216,830)		4,216,830

TOTAL INVESTMENTS (Cost $60,792,924) - 103.17%		$ 64,067,904

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (3.17)%		(1,966,399)

NET ASSETS - 100.00%		$ 62,101,505

*Non-income producing security.
**Rate shown represents the rate at March 31, 2010, is subject to change and resets semi-annually.
***Represents issuer in default on interest payment; non-income producing debt security.
****Rate shown represents the rate at March 31, 2010, is subject to change and resets daily.

 The accompanying notes are an integral part of these schedules of investments.

	CATALYST FUNDS
	CATALYST/SMH TOTAL RETURN INCOME FUND
	SCHEDULE OF INVESTMENTS

	March 31, 2010 (Unaudited)

	COMMON STOCK - (32.24%)	Shares	Value

	Banks - (1.67%)
	Banco Santander SA - ADR	6,848	$ 90,873
	Bank of America Corp.	3,700	66,045
			156,918
	Diversified Financial Services - (4.88%)
	AllianceBernstein Holding LP	4,900	150,234
	Blackstone Group LP	8,730	122,220
	CIT Group, Inc. *	1,920	74,803
	Citigroup, Inc.	13,800	55,890
	Fortress Investment Group LLC, Class A *	14,100	56,259
			459,406
	Investment Companies - (7.54%)
	American Capital Ltd. *	5,864	29,789
	Apollo Investment Corp.	12,010	152,887
	Ares Capital Corp.	18,500	274,540
	Kohlberg Capital Corp.	23,970	135,670
	Prospect Capital Corp.	9,690	117,734
			710,620
	Miscellaneous Manufacturing - (1.93%)
	General Electric Co.	9,982	181,672

	Oil & Gas - (0.93%)
	BreitBurn Energy Partners LP	5,870	87,580

	Pharmaceuticals - (2.34%)
	Merck & Co., Inc.	3,080	115,038
	Pfizer, Inc.	6,170	105,816
			220,854
	Real Estate Investment Trust - (10.41%)
	Arbor Realty Trust, Inc. *	4,600	14,904
	BioMed Realty Trust, Inc.	9,410	155,642
	Entertainment Properties Trust	3,195	131,410
	Hospitality Properties Trust	4,790	114,721
	iStar Financial, Inc.	3,400	15,606
	Medical Properties Trust, Inc.	14,990	157,095
	National Retail Properties, Inc.	5,400	123,282
	Public Storage	1,374	126,394
	Sovran Self Storage, Inc.	3,100	108,066
	Strategic Hotels & Resorts, Inc. *	8,000	34,000
			981,120
	Transportation - (1.34%)
	Seaspan Corp.	12,620	126,579

	Trucking & Leasing - (1.20%)
	Aircastle Ltd. - PFIC	11,960	113,261

	TOTAL COMMON STOCK (Cost $3,584,323)		3,038,010

	INVESTMENT COMPANIES - (0.39%)
	Highland Credit Strategies Fund	4,705	37,170
	TOTAL INVESTMENT COMPANIES (Cost $77,819)		37,170

	CONVERTIBLE CORPORATE BONDS - (12.49%)	Principal	Value

	Commercial Services - (1.83%)
	Live Nation Entertainment, Inc., 2.875%, 07/15/2027	$ 196,000	$ 171,990
	CONVERTIBLE CORPORATE BONDS - (12.49%) (continued)	Principal	Value

	Electrical Components & Equipment - (4.99%)
	Energy Conversion Devices, Inc., 3.00%, 06/15/2013	$ 427,000	$ 274,348
	JA Solar Holdings Co. Ltd., 4.50%, 05/15/2013	235,000	195,637
			469,985

	Healthcare - Products & Services - (2.34%)
	Affymetrix, Inc., 3.50%, 01/15/2038	246,000	220,785

	Telecommunications - (3.33%)
	ADC Telecommunications, Inc., 0.83075%, 06/15/2013 **	178,000	152,190
	NII Holdings, Inc., 3.125%, 06/15/2012	171,000	161,381
			313,571

	TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,063,848)		1,176,331

	CORPORATE BONDS - (47.32%)

	Commercial Services - (1.16%)
	H&E Equipment Services, Inc., 8.375%, 07/15/2016	113,000	109,327

	Diversified Finanicial Services - (8.96%)
	CIT Group, Inc., 7.00%, 05/01/2017	303,061	279,574
	GMAC Inc., 8.00%, 11/01/2031	296,000	281,450
	International Lease Finance Corp., 5.625%, 09/20/2013	300,000	282,982
			844,006
	Entertainment - (3.00%)
	American Casino & Entertainment Properties, LLC, 11.00%, 06/15/2014	301,000	282,187

	Holding Companies - Diversified - (1.93%)
	Capmark Financial Group, Inc., 5.875%, 05/10/2012 ***	588,000	182,081

	Home Builders - (2.94%)
	K Hovnanian Enterprises, Inc., 10.625%, 10/15/2016	260,000	276,900

	Leisure Time - (1.50%)
	Royal Caribbean Cruises Ltd., 7.00%, 06/15/2013	140,000	141,750

	Lodging - (5.88%)
	Harrah's Operating Co., Inc., 11.25%, 06/01/2017	257,000	276,917
	MGM Mirage, 6.625%, 07/15/2015	93,000	76,958
	MGM Mirage, 7.625%, 01/15/2017	239,000	198,968
	Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 ***	281,000	1,405
			554,248
	Miscellaneous Manufacturing - (2.90%)
	American Railcar Industries, Inc., 7.50%, 03/01/2014	286,000	273,130

	Oil & Gas - (5.20%)
	Allis-Chalmers Energy, Inc., 9.00%, 01/15/2014	189,000	181,440
	Brigham Exploration Co., 9.625%, 05/01/2014	149,000	151,980
	Clayton Williams Energy, Inc., 7.75%, 08/01/2013	161,000	156,170
			489,590
	Semiconductors - (1.07%)
	Amkor Technology, Inc., 9.25%, 06/01/2016	96,000	101,280
	CORPORATE BONDS - (47.32%) (continued)	Principal	Value

	Telecommunications - (11.75%)
	Cricket Communications, Inc., 9.375%, 11/01/2014	$ 271,000	$ 275,743
	Level 3 Financing, Inc., 9.25%, 11/01/2014	283,000	275,925
	MetroPCS Wireless, Inc., 9.25%, 11/01/2014	270,000	276,075
	Sprint Capital Corp., 8.75%, 03/15/2032	301,000	279,177
			1,106,920
	Transportation - (1.03%)
	PHI, Inc., 7.125%, 04/15/2013	100,000	97,125

	TOTAL CORPORATE BONDS (Cost $4,496,054)		4,458,544

	SHORT-TERM INVESTMENTS - (6.75%)	Shares	Value

	Fidelity Institutional Money Market Fund Class I, 0.25% ****	635,505	$ 635,505
	TOTAL SHORT-TERM INVESTMENTS - (Cost $635,505)		635,505

	TOTAL INVESTMENTS (Cost $9,857,549) - 99.19%		$ 9,345,560

	OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.81%		76,513

	NET ASSETS - 100.00%		$ 9,422,073

	* Non-income producing security.
	** Rate shown represents the rate at March 31, 2010, is subject to change and resets semi-annually.
	*** Represents issuer in default on interest payment; non-income producing debt security.
	**** Rate shown represents the rate at March 31, 2010, is subject to change and resets daily.
ADR	American Depositary Receipt
PFIC	Passive Foreign Investment Company

As of March 31, 2010, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

	Country of Issuer	Percentage

	Cayman Islands	2.08%
	Hong Kong	1.34%
	Liberia	1.50%
	Spain	0.97%
	United States	86.55%
	Total Debt and Equity Holdings	92.44%
	Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2010.

 The accompanying notes are an integral part of these schedules of investments.

	CATALYST FUNDS
	CATALYST/GROESBECK GROWTH OF INCOME FUND
	SCHEDULE OF INVESTMENTS

	March 31, 2010 (Unaudited)

	COMMON STOCK - (97.61%)	Shares	Value

	Aerospace - Defense - (8.98%)
	General Dynamics Corp.	1,600	$ 123,520
	L-3 Communications Holdings, Inc.	1,305	119,577
	United Technologies Corp.	1,670	122,929
			366,026
	Apparel - (3.78%)
	VF Corp.	1,920	153,888

	Beverages - (3.47%)
	PepsiCo, Inc.	2,140	141,582

	Chemicals - (3.06%)
	Praxair, Inc.	1,500	124,500

	Computers - (3.97%)
	International Business Machines Corp.	1,260	161,595

	Cosmetics - Personal Care - (6.06%)
	Colgate-Palmolive Co.	1,470	125,332
	Procter & Gamble Co.	1,920	121,479
			246,811
	Distribution - Wholesale - (3.05%)
	Owens & Minor, Inc.	2,675	124,093

	Diversified Financial Services - (2.98%)
	T. Rowe Price Group, Inc.	2,210	121,395

	Electric - (6.12%)
	Dominion Resources, Inc.	3,040	124,975
	FPL Group, Inc.	2,570	124,208
			249,183
	Environmental Control - (3.01%)
	Waste Management, Inc.	3,565	122,743

	Food - (6.07%)
	McCormick & Co., Inc.	3,210	123,136
	Sysco Corp.	4,210	124,195
			247,331
	Healthcare - Products - (10.11%)
	Becton Dickinson & Co.	1,550	122,031
	Johnson & Johnson	2,520	164,304
	Medtronic, Inc.	2,790	125,634
			411,969
	Household Products - Wares - (2.99%)
	Kimberly - Clark Corp.	1,935	121,673

	Insurance - (3.06%)
	Aflac, Inc.	2,295	124,596

	Media - (1.99%)
	McGraw-Hill Cos., Inc.	2,280	81,282
	COMMON STOCK - (97.61%) (continued)	Shares	Value

	Miscellaneous Manufacturing - (3.02%)
	Illinois Tool Works, Inc.	2,600	$ 123,136

	Oil & Gas - (3.11%)
	Chevron Corp.	1,670	126,636

	Pharmaceuticals - (6.92%)
	Abbott Laboratories	3,040	160,147
	Sanofi-Aventis SA - ADR	3,260	121,794
			281,941

	Pipelines - (4.11%)
	Kinder Morgan Management LLC *	2,855	167,360

	Retail - (8.94%)
	Buckle, Inc.	3,270	120,205
	McDonald's Corp.	1,825	121,764
	Wal-Mart Stores, Inc.	2,195	122,042
			364,011
	Software - (2.81%)
	Microsoft Corp.	3,905	114,299

	TOTAL COMMON STOCK (Cost $3,924,950)		3,976,050

	SHORT-TERM INVESTMENTS - (2.41%)

	Fidelity Institutional Money Market Fund Class I, 0.25% **	98,319	$ 98,319
	TOTAL SHORT-TERM INVESTMENTS - (Cost $98,319)		98,319

	TOTAL INVESTMENTS (Cost $4,023,269) - 100.02%		$ 4,074,369

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.02%)		(878)

	NET ASSETS - 100.00%		$ 4,073,491

	* Non-income producing security.
	** Rate shown represents the rate at March 31, 2010, is subject to change and resets daily.
ADR	American Depositary Receipt

 The accompanying notes are an integral part of these schedules of investments.

CATALYST FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2010 (Unaudited)

(1)

INVESTMENT VALUATION

The net asset value per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when the Trustees believe such prices reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by Catalyst Capital Advisers, LLC (the "Manager" or "CCA") using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under accounting principles generally accepted in the United States of America ("GAAP"), the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ investments as of March 31, 2010:

	Catalyst	Catalyst/SMH High Income	Catalyst/SMH Total Return	Catalyst/Groesbeck Growth of
Security Classification(a)	Value Fund	Fund	Income Fund	Income Fund
Level 1
Common Stock	$ 47,000,214	$ 763,694	$ 3,038,010	$ 3,976,050
Preferred Stock	1,634,861	-	-	-
Investment Companies	-	-	37,170	-
Total Level 1	$ 48,635,075	$ 763,694	$ 3,075,180	$ 3,976,050

Level 2
Convertible Corporate Bonds	$ -	$ 11,924,997	$ 1,176,331	$ -
Corporate Bonds	-	47,162,383	4,458,544	-
Short-Term Investments	1,819,776	4,216,830	635,505	98,319
Total Level 2	$ 1,819,776	$ 63,304,210	$ 6,270,380	$ 98,319

Level 3(b)
Total Level 3	$ -	$ -	$ -	$ -

Total	$ 50,454,851	$ 64,067,904	$ 9,345,560	$ 4,074,369

(1)

INVESTMENT VALUATION (Continued)

(a) For a detailed break-out by major industry classification of all securities held by the Funds, please refer to the Schedules of Investments.

(b) As of and during the period ended March 31, 2010, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

During the nine month period ended March 31, 2010, no securities were fair valued.

 (2)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at March 31, 2010 for each Fund were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Catalyst Value Fund	$ 45,195,170	$ 7,493,565	$ (2,233,884)	$ 5,259,681
Catalyst/SMH High Income Fund	60,807,799	4,732,481	(1,472,376)	3,260,105
Catalyst/SMH Total Return Income Fund	9,857,549	677,806	(1,189,795)	(511,989)
Catalyst/Groesbeck Growth of Income Fund	4,023,269	73,439	(22,339)	51,100

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales for the Catalyst Value Fund and Catalyst/SMH High Income Fund.

CATALYST FUNDS
LISTED PRIVATE EQUITY PLUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCK (99.22%)

BERMUDA (0.89%)
Lazard Ltd.	2,925	$ 104,423

CANADA (2.63%)
Onex Corp.	10,900	310,003

FRANCE (3.89%)
Altamir Amboise	56,950	458,423

GERMANY (4.32%)
Deutsche Beteiligungs AG	22,050	508,357

GREAT BRITAIN (6.21%)
3i Group Plc.	29,985	132,494
Electra Private Equity Plc. *	19,075	390,460
Graphite Enterprise Trust Plc.	21,389	103,858
Intermediate Capital Group Plc.	25,325	104,140
		730,952

GUERNSEY (10.31%)
AP Alternative Assets, LP *	42,400	305,280
KKR & Co. (Guernsey), LP	79,050	909,075
		1,214,355

ISRAEL (6.65%)
IDB Holding Corp Ltd.	6,975	242,893
Israel Corp. Ltd. *	635	539,504
		782,397

SWEDEN (7.41%)
Investor AB - B Shares	20,700	397,030
Ratos AB	14,340	475,617
		872,647

SWITZERLAND (4.50%)
Partners Group Holding AG	3,745	530,281

UNITED STATES (52.41%)
American Capital Ltd. *	108,500	551,180
Apollo Investment Corp.	42,275	538,161
Ares Capital Corp.	28,900	428,876
BlackRock Kelso Capital Corp.	38,300	381,468
Blackstone Group, LP	66,000	924,000
CapitalSource, Inc.	62,900	351,611
Evercore Partners, Inc.	5,000	150,000
Fifth Street Finance Corp.	40,700	472,527
Fortress Investment Group LLC *	199,200	794,808
Goldman Sachs Group, Inc.	1,000	170,630
PennantPark Investment Corp.	18,050	186,998
Prospect Capital Corp.	32,300	392,445
Safeguard Scientifics, Inc. *	13,500	175,500
SVB Financial Group *	13,985	652,540
		6,170,744

TOTAL COMMON STOCK (Cost $10,562,011)		11,682,582

SHORT TERM INVESTMENTS (2.06%)
Fidelity Institutional Money Market Fund Class I, 0.25% **	242,309	$ 242,309
TOTAL SHORT TERM INVESTMENTS (Cost $242,309)		242,309

TOTAL INVESTMENTS (Cost $10,804,320) - 101.28%		$ 11,924,891

LIABILITIES IN EXCESS OF OTHER ASSETS , NET - (1.28%)		(150,392)

NET ASSETS - 100%		$ 11,774,499

* Non-income producing security.
** Rate shown represents the rate at March 31, 2010, is subject to change and resets daily.

The industry breakdown of the Fund's common stock as of March 31, 2010 as a percentage of total net assets is as follows:

Industry Category	Percentage

Banks	9.98%
Closed-end Funds	6.79%
Diversified Financial Services	32.50%
Internet	1.49%
Investment Companies	39.12%
Venture Capital	9.34%
Total Common Stock	99.22%

The accompanying notes are an integral part of this schedule of investments.

CATALYST FUNDS

LISTED PRIVATE EQUITY PLUS FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

(1)

INVESTMENT VALUATION

The net asset values per share of the Listed Private Equity Plus Fund (the "Private Equity Fund" or "Fund") are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by Vista Research and Management, LLC (the "Manager") using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s investments carried at fair value:

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stock (b)	$ 11,682,582	$ -	$ 11,682,582
Short-Term Investments	-	242,309	242,309
Total	$ 11,682,582	$ 242,309	$ 11,924,891

(a) As of and during the period ended March 31, 2010, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b) All common stocks held by the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

During the period ended March 31, 2010, no securities were fair valued.

(2)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments at March 31, 2010 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 10,987,330	$ 1,189,913	$ (252,352)	$ 937,561

The difference between book basis and tax-basis unrealized appreciation at March 31, 2010 is attributable primarily to the tax deferral of losses on wash sales, differing book/tax treatment of partnership income and differing book/tax treatments of unrealized appreciation on investments in Passive Foreign Investment Companies ("PFIC’s").

AMERICA FIRST FUNDS
AMERICA FIRST ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

DOMESTIC COMMON STOCK - (17.63%)	Shares	Value

CHEMICALS - (3.74%)
PolyOne Corp. *	135,179	$ 1,384,233

COMPUTERS - (3.36%)
Quantum Corp. *	471,884	1,241,055

FOOD - (3.56%)
Pilgrim's Pride Corp. *	123,857	1,317,838

MEDIA - (3.26%)
Belo Corp. *	176,910	1,206,526

MINING - (3.71%)
Golden Star Resources Ltd. *	354,238	1,370,901
TOTAL COMMON STOCK (Cost $6,214,629)		6,520,553

FOREIGN COMMON STOCK - (16.93%)
HONG KONG - (9.98%)

AGRICULTURE - (3.33%)
China Agri-Industries Holdings Ltd.	894,250	1,230,935

APPAREL - (3.63%)
Yue Yuen Industrial Holdings Ltd.	366,800	1,343,368

HOLDINGS COMPANIES - DIVERSIFIED - (3.02%)
Noble Group Ltd.	505,630	1,117,442

SINGAPORE - (6.95%)

ENGINEERING & CONSTRUCTION - (3.46%)
SembCorp Industries Ltd.	435,375	1,278,087

HOLDINGS COMPANIES - DIVERSIFIED - (3.49%)
Keppel Corp., Ltd.	194,720	1,291,052
TOTAL FOREIGN COMMON STOCK (Cost $6,069,377)		6,260,884

AMERICA FIRST FUNDS
AMERICA FIRST ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

PREFERRED STOCK - (16.51%)	Shares	Value

BANKS - (3.77%)
GMAC, LLC, 12/16/2044 Series	66,222	$ 1,395,960

INSURANCE - (12.74%)
Aegon NV, 7.25% Series	55,044	1,266,012
American International Group, Inc., 7.70%, 12/18/2062 Series	47,718	963,904
ING Groep NV, 8.50% Series	51,607	1,247,341
XL Capital Ltd., 10.75%, 08/15/2011 Series	42,906	1,236,122
		4,713,379
TOTAL PREFERRED STOCK (Cost $5,986,586)		6,109,339

EXCHANGE-TRADED FUNDS - (33.99%)
COMMODITY FUND - (17.13%)
United States Oil Fund L.P. *	157,212	6,335,644

DEBT FUND - (16.86%)
SPDR Barclays Capital High Yield Bond ETF	156,753	6,237,202
TOTAL EXCHANGE-TRADED FUNDS (Cost $12,302,616)		12,572,846

SHORT-TERM INVESTMENTS - (15.94%)
Fidelity Institutional Money Market Fund Class I, 0.25% **	5,897,568	5,897,568
TOTAL SHORT-TERM INVESTMENTS (Cost $5,897,568)		5,897,568

TOTAL INVESTMENTS (Cost $36,470,776) - 101.00%		37,361,190

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.00)%		(368,429)

NET ASSETS - 100%		$ 36,992,761

* Non-income producing security.
** Rate shown represents the rate at March 31, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

AMERICA FIRST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

COMMON STOCK - (12.23%)	Shares	Value

AGRICULTURE - (1.51%)
Alliance One International, Inc. *	37,689	$ 191,837
Universal Corp.	3,628	191,159
		382,996
CHEMICALS - (1.07%)
PolyOne Corp. *	26,539	271,759

COMPUTERS - (0.83%)
Quantum Corp. *	79,789	209,845

FOOD - (4.62%)
Fresh Del Monte Produce, Inc. *	9,437	191,099
John B. Sanfilippo & Son, Inc. *	11,951	176,277
M&F Worldwide Corp. *	5,717	174,940
Overhill Farms, Inc. *	32,662	190,420
Pilgrim's Pride Corp. *	22,823	242,837
Seneca Foods Corp. *	6,771	197,172
		1,172,745
MEDIA - (0.85%)
Belo Corp. *	31,761	216,610

MINING - (1.05%)
Golden Star Resources Ltd. *	68,083	263,481
Teck Resources Ltd. - Class B *	110	4,792
		268,273
PHARMACEUTICALS - (2.30%)
Cornerstone Therapeutics, Inc. *	34,993	222,206
Tiens Biotech Group USA, Inc. *	68,256	186,339
Trimeris, Inc. *	71,107	174,212
		582,757
TOTAL COMMON STOCK (Cost $2,957,446)		3,104,985

CORPORATE BONDS - (1.14%)	Principal	Value

ADVERTISING - (0.10%)
Affinion Group, Inc., 11.50%, 10/15/2015	$ 25,000	$ 25,625

BANKS - (0.07%)
Banco Hipotecario SA, 9.75%, 04/27/2016	20,000	18,375

CHEMICALS - (0.09%)
Lyondell Chemical Worldwide, Inc., 9.80%, 02/01/2020 **	25,000	23,125

COMMERCIAL SERVICES - (0.06%)
Ahern Rentals, Inc., 9.25%, 08/15/2013	25,000	14,500

DIVERSIFIED FINANCIAL SERVICES - (0.38%)
Nuveen Investments, Inc., 10.50%, 11/15/2015 ***	100,000	97,000

ELECTRONICS - (0.10%)
Stoneridge, Inc., 11.50%, 05/01/2012	25,000	25,250

ENERGY - ALTERNATE SOURCES - (0.14%)
Aventine Renewable Energy Holdings, Inc., 10.00%, 04/01/2017 **	35,000	35,350

HOME BUILDERS - (0.12%)
Beazer Homes USA, Inc., 8.125%, 06/15/2016	35,000	31,063

OFFICE EQUIPTMENT - (0.08%)
IKON Office Solutions, Inc., 7.30%, 11/01/2027	20,000	20,661
TOTAL CORPORATE BONDS (Cost $259,197)		290,949

AMERICA FIRST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (4.50%)
Powershares DB Oil Fund (Cost $1,073,773)	40,656	$ 1,143,247

PREFERRED STOCKS - (20.08%)

BANKS - (7.11%)
Fifth Third Capital Trust VII, 8.875% 05/15/2068 Series	14,912	387,712
Ford Motor Credit, Co., LLC 7.60%, 03/01/2032 Series	16,867	398,399
GMAC, LLC, 12/16/2044 Series	10,672	224,966
GMAC, LLC, 7.30%, 03/09/2031 Series	18,966	407,579
Regions Financing Trust III, 8.875%, 06/15/2078 Series	15,407	384,867
		1,803,523
DIVERSIFIED FINANCIAL SERVICES - (1.54%)
SLM Corp. 6.005%, 12/15/2043 Series	21,932	391,705

INSURANCE - (9.87%)
Aegon NV, 7.25% Series	27,247	626,681
America International Group, 7.70%, 12/18/2062 Series	32,716	660,863
ING Groep NV, 8.50% Series	25,433	614,716
XL Capital Ltd., 10.75%, 08/15/2011 Series	20,929	602,964
		2,505,224
INVESTMENT COMPANIES - (1.56%)
Allied Capital Corp., 6.875%, 04/15/2047 Series	19,839	396,780
TOTAL PREFERRED STOCKS (Cost $4,884,729)		5,097,232

UNIT INVESTMENT TRUSTS - (58.46%)
America First Absolute Return Portfolio, Series 1 ****	50,661	$ 613,606
America First Absolute Return Portfolio, Series 2 ****	122,820	1,377,991
America First Defensive Growth Portfolio, Series 6 ****	405,629	4,487,271
America First Income Trends Portfolio, Series 4 ****	180,000	1,968,120
America First Income Trends Portfolio, Series 5 ****	577,197	6,395,112
TOTAL UNIT INVESTMENT TRUSTS (Cost $13,689,931)		14,842,100

SHORT-TERM INVESTMENTS - (2.86%)
Fidelity Institutional Money Market Fund Class I, 0.25% *****	725,005	725,005
TOTAL SHORT-TERM INVESTMENTS (Cost $725,005)		725,005

TOTAL INVESTMENTS (Cost $23,590,081) - 99.27%		$ 25,203,518

OTHER ASSETS LESS LIABILITIES, NET - 0.73%		184,506

NET ASSETS - 100%		$ 25,388,024

* Non-income producing security.
** Represents issuer in default on interest payment; non-interest producing security.

***     Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

**** Affiliated company. The aggregate fair value of all securities of affiliated companies held in the Fund as of March 31, 2010 amounted to $14,842,100 representing 58.46% of net assets.
***** Rate shown represents the rate at March 31, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

AMERICA FIRST FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2010 (Unaudited)

(1)

INVESTMENT VALUATION

The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange (the "NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) U.S. Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects the value, assets are valued at their fair value as determined by America First Capital Management, LLC (the "Manager") using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The net asset value per unit of the UIT is determined as of the close of regular trading on the NYSE on each day when the NYSE is open for trading.  The UIT generally determines the value of securities using the last sale price for securities traded on a national securities exchange.  In some cases the UIT will price a security based on its fair value after considering appropriate factors relevant to the value of the security.  The UIT will only do this if a security is not principally traded on a national securities exchange or if the market quotes are unavailable or inappropriate.

In accordance with the authoritative guidance on fair value measurements and disclosure under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of March 31, 2010:

America First Absolute Return Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Domestic Common Stock (2)	$ 6,520,553	$ 6,520,553	$ -	$ -
Foreign Common Stock (2)	6,260,884	6,260,884	-	-
Exchange-Traded Funds	12,572,846	12,572,846	-	-
Preferred Stock (2)	6,109,339	6,109,339	-	-
Short-Term Investments	5,897,568	-	5,897,568	-
Total	$ 37,361,190	$ 31,463,622	$ 5,897,568	$ -

America First Quantitative Strategies Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 3,104,985	$ 3,104,985	$ -	$ -
Corporate Bonds (2)	290,949	-	290,949	-
Exchange-Traded Funds	1,143,247	1,143,247	-	-
Preferred Stock (2)	5,097,232	5,097,232	-	-
Unit Investment Trusts	14,842,100	-	14,842,100	-
Short-Term Investments	725,005	-	725,005	-
Total	$ 25,203,518	$ 9,345,464	$ 15,858,054	$ -

(1)

As of and during the period ended March 31, 2010, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)

All common stocks and preferred stocks held in the Funds are Level 1 securities.  All corporate bonds held in the Funds are Level 2 securities.  For a detailed break-out of common stocks, preferred stocks and corporate bonds by investment type, please refer to the Schedules of Investments.

(2)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments at March 31, 2010 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
America First Absolute Return Fund	$36,470,776	$1,087,010	$(196,596)	$890,414
America First Quantitative Strategies Fund	23,590,081	1,686,300	(72,863)	1,613,437

(3)

TRANSACTIONS IN SHARES OF AFFILIATES

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in the company being considered an affiliated company, as defined in the 1940 Act.  The aggregate market value of all securities of affiliated companies held in the America First Quantitative Strategies Fund as of March 31, 2010 amounted to $14,842,100, representing 58.46% of net assets.  Transactions in the America First Quantitative Strategies Fund during the nine month period ended March 31, 2010 in which the issuer was an "affiliated person" are as follows:

	America First Absolute Return Portfolio Series 1	America First Absolute Return Portfolio Series 2	America First Defensive Growth Portfolio Series 3	America First Defensive Growth Portfolio Series 4
June 30, 2009
Shares	111,661	-	30,122	37,554
Cost	$1,100,075	$-	$260,123	$393,173
Gross Additions
Shares	-	149,820	-	-
Cost	$-	$1,500,156	$-	$-
Gross Deductions
Shares	(61,000)	(27,000)	(30,122)	(37,554)
Cost	$(610,943)	$(264,454)	$(260,123)	$(393,173)
March 31, 2010
Shares	50,661	122,820	-	-
Cost	$489,132	$1,235,702	$-	$-
Market Value	$613,606	$1,377,991	$-	$-
Realized gain (loss)	$95,394	$5,857	$214,555	$159,324
Investment income	$31,140	$17,002	$-	$1,514

	America First Defensive Growth Portfolio Series 5	America First Defensive Growth Portfolio Series 6	America First Income Trends Portfolio Series 2	America First Income Trends Portfolio Series 3
June 30, 2009
Shares	-	-	40,469	10,736
Cost	$-	$-	$387,393	$104,998
Gross Additions
Shares	38,594	405,629	-	5,024
Cost	$380,154	$4,151,035	$-	$50,045
Gross Deductions
Shares	(38,594)	-	(40,469)	(15,760)
Cost	$(380,154)	$-	$(387,393)	$(155,043)
March 31, 2010
Shares	-	405,629	-	-
Cost	$-	$4,151,035	$-	$-
Market Value	$-	$4,487,271	$-	$-
Realized gain (loss)	$56,838	$-	$71,195	$15,165
Investment income	$-	$18,717	$34,087	$6,820

	America First Income Trends Portfolio Series 4	America First Income Trends Portfolio Series 5	Totals
June 30, 2009
Shares	-	-	230,542
Cost	$-	$-	$2,245,762
Gross Additions
Shares	211,585	577,197	1,387,849
Cost	$2,135,294	$5,991,405	$14,208,089
Gross Deductions
Shares	(31,585)	-	(282,084)
Cost	$(312,637)	$-	$(2,763,920)
December 31, 2009
Shares	180,000	577,197	1,336,307
Cost	$1,822,657	$5,991,405	$13,689,931
Market Value	$1,968,120	$6,395,112	$14,842,100
Realized gain (loss)	$19,252	$-	$637,580
Investment income	$66,428	$118,564	$294,272

(4)

UNDERLYING FUND STRATEGY RISK

Each unit investment trust, including the UIT, is subject to specific risks, depending on the nature of the unit investment trust.  These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities. Additionally, unit investment trusts may be subject to greater liquidity risk than other types of funds if the trust were unable to liquidate its portfolio securities to meet redemption requests at prices at or near those used to calculate the trust’s net asset value.

CATALYST FUNDS
EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

		Shares	Value
DOMESTIC COMMON STOCKS - (75.56%)
UNITED STATES

Auto Parts & Equipment - (3.47%)
ArvinMeritor, Inc. *		8,800	$ 117,480
Dana Holding Corp. *		8,700	103,356
			220,836

Biotechnology - (3.90%)
Momenta Pharmaceuticals, Inc. *		12,500	187,125
Sangamo BioSciences, Inc. *		11,200	60,704
			247,829

Chemicals - (4.50%)
Albemarle Corp.		2,400	102,312
Potash Corp. of Saskatchewan, Inc.		800	95,480
Valspar Corp.		3,000	88,440
			286,232

Coal - (1.33%)
Alpha Natural Resources, Inc. *		1,700	84,813

Commercial Services - (2.32%)
KAR Auction Services, Inc. *		6,700	100,902
TrueBlue, Inc. *		3,000	46,500
			147,402

Computers - (2.59%)
Brocade Communications Systems, Inc. *		15,800	90,218
Western Digital Corp. *		1,900	74,081
			164,299

Diversified Financial Services - (1.56%)
NASDAQ OMX Group, Inc. *		4,700	99,264

Electric - (1.64%)
NRG Energy, Inc. *		5,000	104,500

Electronics - (3.33%)
Arrow Electronics, Inc. *		3,500	105,455
Jinpan International Ltd.		5,100	106,080
			211,535

Engineering & Construction - (1.87%)
Chicago Bridge & Iron Co. NV *		5,100	118,626

DOMESTIC COMMON STOCKS - (75.56%) (continued)		Shares	Value

Food - (5.19%)
American Italian Pasta Co. Class A *		3,100	$ 120,497
Chiquita Brands International, Inc. *		6,400	100,672
Flowers Foods, Inc.		4,400	108,856
			330,025

Forest Products & Paper - (7.14%)
Buckeye Technologies, Inc. *		13,300	173,964
Domtar Corp.		2,000	128,820
Fibria Celulose SA - ADR *		6,900	150,972
			453,756

Healthcare-Products Services - (3.60%)
Columbia Laboratories, Inc. *		1,368	1,464
Genoptix, Inc. *		4,200	149,058
Inverness Medical Innovations, Inc. *		2,000	78,060
			228,582

Home Builders - (1.51%)
D.R. Horton, Inc.		7,600	95,760

Household Products - (3.43%)
Summer Infant, Inc. *		33,400	217,768

Internet - (2.30%)
Rackspace Hosting, Inc. *		7,800	146,094

Iron & Steel - (0.88%)
Steel Dynamics, Inc.		3,200	55,904

Mining - (0.92%)
Freeport-McMoRan Copper & Gold, Inc. *		700	58,478

Oil & Gas - (7.45%)
Cameron International Corp. *		1,600	68,576
Ensco PLC		2,500	111,950
EXCO Resources, Inc.		5,100	93,738
Noble Corp.		2,500	104,550
Transocean Ltd. *		1,100	95,018
			473,832

Pharmaceuticals - (3.63%)
Rigel Pharmaceuticals, Inc. *		12,700	101,219
Targacept, Inc. *		6,600	129,756
			230,975
DOMESTIC COMMON STOCKS - (75.56%) (continued)		Shares	Value

Pipelines - (1.84%)
Kinder Morgan Management, LLC *		1,218	$ 71,399
ONEOK, Inc.		1,000	45,650
			117,049

Semiconductors - (5.38%)
Lam Research Corp. *		3,700	138,084
Nanometrics, Inc. *		12,300	116,604
Skyworks Solutions, Inc. *		5,600	87,360
			342,048

Software - (3.40%)
MicroStrategy, Inc. *		1,500	127,605
SolarWinds, Inc. *		4,100	88,806
			216,411

Telecommunications - (2.38%)
SBA Communications Corp. *		4,200	151,494

	TOTAL DOMESTIC COMMON STOCKS (Cost $4,343,964)		4,803,512

FOREIGN COMMON STOCKS - (1.20%)
JAPAN

Iron & Steel - (1.20%)
JFE Holdings, Inc.		1,900	76,599

TOTAL FOREIGN COMMON STOCKS (Cost $69,040)			76,599

EXCHANGE-TRADED FUNDS - (0.64%)

Equity Fund - (0.64%)
iPATH S&P 500 VIX Short-Term Futures ETN *		1,600	33,616
ProShares UltraShort MidCap400		400	7,252
TOTAL EXCHANGE-TRADED FUNDS (Cost $44,853)			40,868

PUT OPTIONS (0.65%)	Expiration Date - Exercise Price	Contracts (a)	Value

S & P 500 Index Put Option	09/18/2010 - $1,110	11	41,580

TOTAL PUT OPTIONS (Proceeds $54,160)			41,580

SHORT-TERM INVESTMENT - (5.31%)
Fidelity Institutional Money Market Fund Class I, 0.25% **		337,393	337,393
TOTAL SHORT-TERM INVESTMENT - (Cost $337,393)			337,393

TOTAL INVESTMENTS (Cost $4,849,410) - 83.36%			$ 5,299,952

SECURITIES SOLD SHORT (Proceeds $29,975) - (0.50%)			(32,092)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 17.14%			1,089,400

NET ASSETS - 100.00%			$ 6,357,260

SECURITIES SOLD SHORT		Shares	Value
COMMON STOCKS - (0.50%)

Mining - (0.50%)
Compass Minerals International, Inc. *		400	32,092

TOTAL SECURITIES SOLD SHORT (Proceeds $29,975)			$ 32,092

* Non-income producing security.
** Rate shown represents the rate at March 31, 2010, is subject to change and resets daily.
ADR - American Depositary Receipt
(a) Each contract is equivalent to 100 shares.
The accompanying notes are an integral part of this schedule of investments.

CATALYST FUNDS

EVENTIDE GILEAD FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

(1)

INVESTMENT VALUATION

The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by Eventide Asset Management, LLC (the "Manager") using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs ( Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s investments carried at fair value:

Security Classification (1)	Value	Level 1 – Quoted prices in active markets for identical assets	Level 2 – Significant other observable inputs	Level 3 – Significant unobservable inputs
Domestic Common Stocks (2)	$ 4,803,512	$ 4,803,512	$ –	$ –
Foreign Common Stocks (2)	76,599	76,599	–	–
Exchange-Traded Fund	40,868	40,868	–	–
Put Options	41,580	41,580	–	–
Short-Term Investments	337,393	–	337,393	–
Securities Sold Short	(32,092)	(32,092)
Totals	$ 5,267,860	$ 4,930,467	$ 337,393	$ –

(1)

As of and during the period ended March 31, 2010, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)

All domestic and foreign common stocks held in the Fund are Level 1 securities.  For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

During the period ended March 31, 2010, no securities were fair valued

 (2)

ACCOUNTING FOR OPTIONS

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely.   The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as "straddles," "collars" or "spreads") or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset.  Each day the option contract is valued in accordance with the procedures for security valuation discussed above.  When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated.  When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid.  When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

Details of the disclosure are as follows for the nine month period ended March 31, 2010:

Derivatives not accounted for as hedging instruments under ASC 815	Location of gain (loss) on derivatives recognized in income	Realized gain (loss) on derivatives recognized in income
Call options purchased	Net realized gain on investments	$ 6,453
Put options purchased	Net realized loss on investments	(39,540)
Totals		$ (33,087)

(3)

OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(4)

SHORT SALES

The Fund may sell securities short.  A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities.  To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.  The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities that have been sold.

(5)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned , gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) of investments at March 31, 2010 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 4,819,677	$ 517,281	$ (69,098)	$ 448,183

The difference between book basis and tax-basis unrealized appreciation at March 31, 2010 is attributable primarily to the tax deferral of losses on wash sales.

COMPASS EMP MUTUAL FUNDS
COMPASS EMP MULTI-ASSET BALANCED FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2010 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (94.24%)

Commodity Funds - (3.78%)
PowerShares DB Commodity Index Tracking Fund *	56,420	$ 1,326,998

Currency Funds - (10.65%)
PowerShares DB G10 Currency Harvest Fund *	99,067	2,336,990
WisdomTree Dreyfuss Emerging Currency Fund *	63,268	1,406,448
		3,743,438

Debt Funds - (47.58%)
iShares Barclays Aggregate Bond Fund	40,018	4,169,876
iShares Barclays US Treasury Inflation Protected Securities	26,859	2,790,919
iShares S&P / Citigroup International Treasury Bond Fund	6,578	659,839
SPDR Barclays Capital International Treasury Bond ETF	38,205	2,137,952
SPDR Barclays Capital TIPS ETF	54,445	2,787,584
Vanguard Total Bond Market ETF	52,671	4,171,543
		16,717,713
Equity Funds - (32.23%)
iShares Cohen & Steers Realty Majors Index Fund	9,307	533,477
iShares Diversified Alternative Trust *	15,786	781,881
iShares Dow Jones US Real Estate Index Fund	4,790	238,446
iShares S&P U.S. Preferred Stock Index Fund	13,256	513,272
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	16,008	351,696
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	21,667	814,896
PowerShares FTSE RAFI Emerging Markets Portfolio	24,102	553,382
PowerShares FTSE RAFI US 1000 Portfolio	15,646	808,429
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	6,174	344,200
PowerShares Preferred Portfolio	37,044	516,764
PowerShares S&P 500 BuyWrite Portfolio	53,641	1,160,791
Proshares Credit Suisse 130/30	21,652	1,154,918
SPDR Dow Jones International Real Estate ETF	11,217	394,614
SPDR S&P 500 ETF Trust	6,929	810,624
WisdomTree DEFA Fund	17,709	820,635
WisdomTree Emerging Markets Equity Income Fund	8,444	442,550
WisdomTree International Real Estate Fund	14,667	392,929
WisdomTree International SmallCap Dividend Fund	7,450	351,044
WisdomTree SmallCap Earnings Fund	7,690	341,897
		11,326,445

TOTAL EXCHANGE-TRADED FUNDS (Cost $30,987,118)		33,114,594

SHORT-TERM INVESTMENTS - (5.36%)
Fidelity Institutional Money Market Portfolio - 0.16% **	1,883,696	1,883,696
TOTAL SHORT-TERM INVESTMENTS (Cost $1,883,696)		1,883,696

Total Investments (Cost $32,870,814) - 99.60%		$ 34,998,290

Other Assets Less Liabilities, Net - 0.40%		139,274

Net Assets - 100%		$ 35,137,564

* Non-income producing security.
** Rate shown represents the rate at March 31, 2010, is subject to change and resets daily.

 The accompanying notes are an integral part of this schedule of investments.

COMPASS EMP MUTUAL FUNDS
COMPASS EMP MULTI-ASSET GROWTH FUND
SCHEDULE OF INVESTMENTS - March 31, 2010 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (96.36%)

Commodity Funds - (9.41%)
PowerShares DB Commodity Index Tracking Fund *	72,673	$ 1,709,269

Currency Funds - (15.62%)
PowerShares DB G10 Currency Harvest Fund *	120,320	2,838,349

Equity Funds - (71.33%)
iShares Cohen & Steers Realty Majors Index Fund	15,035	861,806
iShares Diversified Alternatives Trust *	20,346	1,007,737
iShares Dow Jones US Real Estate Index Fund	3,090	153,820
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	28,008	1,053,381
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	20,654	453,768
PowerShares FTSE RAFI Emerging Markets Portfolio	28,113	645,475
PowerShares FTSE RAFI US 1000 Portfolio	20,488	1,058,615
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	7,892	439,979
PowerShares S&P 500 BuyWrite Portfolio	61,005	1,320,148
ProShares Credit Suisse 130/30	24,565	1,310,297
SPDR Dow Jones International Real Estate ETF	12,467	438,589
SPDR S&P 500 ETF Trust	8,999	1,052,793
WisdomTree DEFA Fund	22,825	1,057,711
WisdomTree Emerging Markets Equity Income Fund	12,149	636,729
WisdomTree International Real Estate Fund	21,025	563,260
WisdomTree International SmallCap Dividend Fund	9,651	454,755
WisdomTree SmallCap Earnings Fund	10,205	453,714
		12,962,577

TOTAL EXCHANGE-TRADED FUNDS (Cost $15,572,101)		17,510,195

SHORT-TERM INVESTMENTS - (3.58%)
Fidelity Institutional Money Market Portfolio - 0.16% **	649,652	649,652
TOTAL SHORT-TERM INVESTMENTS - (Cost $649,652)		649,652

Total Investments (Cost $16,221,753) - 99.94%		$ 18,159,847

Other Assets Less Liabilities, Net - 0.06%		11,696

Net Assets - 100%		$ 18,171,543

* Non-income producing security.
** Rate shown represents the rate at March 31, 2010, is subject to change and resets daily.

 The accompanying notes are an integral part of this schedule of investments.

COMPASS EMP MUTUAL FUNDS
COMPASS EMP ALTERNATIVE ASSET FUND
SCHEDULE OF INVESTMENTS - March 31, 2010 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (85.82%)

Commodity Funds - (15.76%)
PowerShares DB Commodity Index Tracking Fund *	5,877	$ 138,227

Currency Funds - (16.68%)
PowerShares DB G10 Currency Harvest Fund *	5,769	136,091
WisdomTree Dreyfus Emerging Currency Fund	458	10,181
		146,272

Debt Funds - (7.63%)
iShares Barclays TIPS Bond Fund	194	20,159
iShares S&P/Citigroup International Treasury Bond Fund	133	13,341
SPDR Barclays Capital International Treasury Bond ETF	238	13,318
SPDR Barclays Capital TIPS ETF	393	20,122
		66,940

Equity Fund- (45.75%)
iShares Cohen & Steers Realty Majors Index Fund	697	39,952
iShares Diversified Alternatives Trust *	1,760	87,173
iShares Dow Jones US Real Estate Index Fund	807	40,172
iShares S&P US Preferred Stock Index Fund	129	4,995
PowerShares FTSE RAFI Emerging Markets Portfolio	1,013	23,258
PowerShares Preferred Portfolio	360	5,022
PowerShares S&P 500 BuyWrite Portfolio	3,125	67,625
ProShares Credit Suisse 130/30	1,267	67,582
SPDR Dow Jones International Real Estate ETF	653	22,973
WisdomTree Emerging Markets Equity Income Fund	373	19,549
WisdomTree International Real Estate Fund	858	22,986
		401,287

TOTAL EXCHANGE-TRADED FUNDS (Cost $746,185)		752,726

SHORT-TERM INVESTMENTS - (10.62%)
Fidelity Institutional Money Market Portfolio - 0.16% **		93,167
TOTAL SHORT-TERM INVESTMENTS - (Cost $93,167)		93,167

Total Investments (Cost $839,352) - 96.44%		$ 845,893

Other Assets Less Liabilities, Net - 3.56%		31,238

Net Assets - 100%		$ 877,131

* Non-income producing security.
** Rate shown represents the rate at March 31, 2010, is subject to change and resets daily.

 The accompanying notes are an integral part of this schedule of investments.

COMPASS EMP MUTUAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2010 (Unaudited)

(1)

INVESTMENT VALUATION

The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by Compass Advisory Group, LLC (the "Manager" or "Compass") using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under accounting principles generally accepted in the United States of America ("GAAP"), the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of March 31, 2010:

Security Classification (1)	Compass EMP Multi-Asset Balanced Fund	Compass EMP Multi-Asset Growth Fund	Compass EMP Alternative Asset Fund
Level 1 – Exchange-Traded Funds (2)	$ 33,114,594	$ 17,510,195	$ 752,726
Level 2 – Short-Term Investments	1,883,696	649,652	93,167
Level 3	-	-	-
Totals	$ 34,998,290	$ 18,159,847	$ 845,893

(1)

As of and during the nine month period ended March 31, 2010, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)

All exchange-traded funds held in the Funds are Level 1 securities.  For a detailed break-out of exchange-traded funds by investment type, please refer to the Schedules of Investments.

 (2)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at March 31, 2010 for each Fund were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Multi-Asset Balanced Fund	$ 32,870,814	$ 2,192,805	$ (65,329)	$ 2,127,476
Multi-Asset Growth Fund	16,221,753	1,961,158	(23,064)	1,938,094
Alternative Asset Fund	839,786	8,307	(2,200)	6,107

The difference between book basis and tax-basis unrealized appreciation at March 31, 2010 is attributable primarily to the tax deferral of losses on wash sales for the Alternative Asset Fund.

(3)

UNDERLYING FUND RISK

Each Underlying Fund, including each Exchange-Traded Fund ("ETF"), is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities.  Investors in the Funds will indirectly bear fees and expenses charged by the Underlying Investment Companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

CATALYST FUNDS
DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS
SCHEDULE OF INVESTMENTS - MARCH 31, 2010 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (76.88%)

Debt Funds - (24.19%)
iShares Barclays Aggregate Bond Fund	26,954	$ 2,808,607

Equity Funds - (52.69%)
iShares MSCI Emerging Markets Index Fund	1,918	80,786
iShares Russell 1000 Growth Index Fund	12,801	665,012
iShares Russell 1000 Value Index Fund	18,738	1,144,330
iShares Russell 2000 Growth Index Fund	11,229	822,412
iShares Russell 2000 Value Index Fund	40,908	2,611,567
Vanguard European ETF	1,683	81,036
Vanguard Pacific ETF	13,064	713,033
		6,118,176

TOTAL EXCHANGE-TRADED FUNDS (Cost $8,548,715)		8,926,783

SHORT-TERM INVESTMENTS - (23.28%)
Fidelity Institutional Money Market Portfolio - 0.25% *	2,702,687	2,702,687
TOTAL SHORT-TERM INVESTMENTS (Cost $2,702,687)		2,702,687

Total Investments (Cost $11,251,402) - 100.16%		$ 11,629,470

Liabilities in Excess of Other Assets, Net - (0.16%)		(18,616)

Net Assets - 100%		$ 11,610,854

* Rate shown represents the rate at March 31, 2010, is subject to change and resets daily.

 The accompanying notes are an integral part of this schedule of investments.

CATALYST FUNDS

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

(1)

INVESTMENT VALUATION

The net asset values per share of the Day Hagan Tactical Allocation Fund of ETFs (the "Fund"), managed by Day Hagan Asset Management (the "Manager"), are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2010:

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange-Traded Funds(b)	$ 8,926,783	$ -	$ 8,926,783
Short-Term Investments	-	2,702,687	2,702,687
Total	$ 8,926,783	$ 2,702,687	$ 11,629,470

(a) As of and during the period since inception from October 30, 2009 through March 31, 2010, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b) All exchange-traded funds held in the Fund are Level 1 securities. For a detailed break-out of exchange traded funds by major index classification, please refer to the Schedule of Investments.

During the period since inception from October 30, 2009 through March 31, 2010, no securities were fair valued.

(2)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation (depreciation) of investments at March 31, 2010 for the Fund was as follows:

		Gross	Gross	Net
Fund	Cost	Appreciation	Depreciation	Appreciation
Day Hagan Tactical Allocation Fund of ETFs	$ 11,252,711	$ 387,427	$ (10,668)	$ 376,759

The difference between book basis and tax-basis net unrealized appreciation for the Fund is attributable primarily to the tax deferral of losses on wash sales.

Item 2.

Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits.

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Catalyst Funds

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	May 27, 2010

By:	/s/ David F. Ganley
Name:	David F. Ganley
Title:	Treasurer
Date:	May 27, 2010